SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011
Foreclosed Real Estate [Abstract]
Foreclosed real estate	$ 7.3	$ 11.7
Bank Owned Life Insurance [Abstract]
Cash surrender values of policies	$ 19.1	$ 18.5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option terms	P10Y
Segment Reporting [Abstract]
Number of reportable segments	1
Number of operating segments	1
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Pennsylvania [Member]
Entity Location [Line Items]
Full service branches	11
New Jersey [Member]
Entity Location [Line Items]
Full service branches	2